Trade and Other Receivables - Summary of Trade and Other Receivables (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of trade and other receivables [line items]
Bills receivable	¥ 6,318,789	$ 889,519	¥ 4,970,880
Secured bank facilities [member]
Disclosure of trade and other receivables [line items]
Bills receivable	12,500	1,800	12,600
Joint ventures [member]
Disclosure of trade and other receivables [line items]
Bills receivable	5,300	700	100
Other related parties [member]
Disclosure of trade and other receivables [line items]
Bills receivable	¥ 987,900	$ 139,100	¥ 763,400